Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
OPERATING ACTIVITIES
Net earnings (loss)	$ 2,759,404	$ (2,678,684)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Depreciation, Total	1,356,347	1,594,406
Deferred taxes	1,269,148	(757,448)
Compensation expense for restricted stock	288,960	72,240
Change in post-retirement benefits other than pensions	9,774	57,682
Changes in operating assets and liabilities:
Accounts receivable, net	(8,519,238)	(4,116,665)
Inventories	(3,120,782)	7,020,578
Federal income taxes recoverable	913,347	(913,347)
Other	(315,561)	29,840
Accounts payable and accrued expenses	8,229,770	(473,038)
Employee compensation and related expenses	371,180	(36,722)
Contribution to retirement plan	3,000	(1,500)
Net cash provided by (used in) operating activities	3,245,349	(202,658)
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(349,184)	(799,331)
Increase in cash value of officers’ life insurance	(24,900)	(59,000)
Net cash used in investing activities	(374,084)	(858,331)
FINANCING ACTIVITIES
Cash dividends paid	(280,378)	(274,078)
Net cash used in financing activities	(280,378)	(274,078)
Increase (decrease) in cash	2,590,887	(1,335,067)
Cash at beginning of year	1,461,695	2,796,762
Cash at end of year	$ 4,052,582	$ 1,461,695